Restructuring - Schedule of Activity in the Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended	51 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 46	$ 22
Restructuring expense, net	28	39	$ 13
Cash payments	(29)	(12)
Other adjustments, net	5	(3)
Restructuring reserve, ending balance	49	46	22	$ 49	$ 49
Cumulative expense				98
OPtiMa 3.1
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	29	0
Restructuring expense, net	(1)	38
Cash payments	(20)	(7)
Other adjustments, net	3	(2)
Restructuring reserve, ending balance	11	29	0	11	11
Cumulative expense	29	0		37
OPtiMa 3.2
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring expense, net	29	0
Cash payments	(3)	0
Other adjustments, net	0	0
Restructuring reserve, ending balance	26	0	0	26	26
Cumulative expense				29
2021 Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	16	22
Restructuring expense, net	0	0	13
Cash payments	(5)	(6)
Other adjustments, net	2	(1)
Restructuring reserve, ending balance	$ 13	$ 16	$ 22	$ 13	13
Cumulative expense					$ 32